Consolidated Balance Sheets (10K) $ in Thousands	Jun. 30, 2015 USD ($)
Current assets:
Cash	$ 11,374
Accounts receivable, less allowance for doubtful accounts of $2,814 and $1,309, respectively	5,971
Finance receivables	941
Inventory, net	4,216
Prepaid expenses and other current assets	574
Deferred income taxes	1,258
Total current assets	24,334
Finance receivables, less current portion	3,698
Other assets	350
Property and equipment, net	12,869
Deferred income taxes	25,788
Intangibles, net	432
Goodwill	7,663
Total assets	75,134
Current liabilities:
Accounts payable	10,542
Accrued expenses	2,108
Line of credit, net	4,000
Current obligations under long-term debt	478
Income taxes payable	54
Deferred gain from sale-leaseback transactions	860
Total current liabilities	18,042
Long-term liabilities:
Long-term debt, less current portion	1,854
Accrued expenses, less current portion	49
Warrant liabilities, less current portion	978
Deferred gain from sale-leaseback transactions, less current portion	900
Total long-term liabilities	3,781
Total liabilities	21,823
Commitments and contingencies (Note 18)
Shareholders' equity:
Preferred stock, no par value: Authorized shares- 1,800,000 Series A convertible preferred- Authorized shares- 900,000 Issued and outstanding shares- 445,063 with liquidation preference of $18,108 and $17,440, respectively	3,138
Common stock, no par value: Authorized shares- 640,000,000 Issued and outstanding shares- 37,783,444 and 35,763,663, respectively	224,874
Accumulated deficit	(174,701)
Total shareholders' equity	53,311
Total liabilities and shareholders' equity	$ 75,134